DERIVATIVES, Fair Value (Details) - Brushy Resources, Inc [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative financial instruments - Current asset	$ 0	$ 733,131	$ 1,699,156
Derivative financial instruments - Long-term assets	0	0	66,930
Net derivative financial instruments	$ 0	$ 733,000	$ 1,766,000